UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Name of Fund)

100 International Drive

Baltimore, MD 21202

(Fund Address)

Kevin Ehrlich

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

385 East Colorado Boulevard

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset/Claymore Inflation-Linked Opportunities & Income Fund.

                                 Vote Summary

PACIFIC EXPLORATION & PRODUCTION CORP.

Security        69423W889           Meeting Type        Annual

Ticker Symbol   PEGFF               Meeting Date        31-May-2017

ISIN            CA69423W8896        Agenda              934606700 - Management

Record Date     18-Apr-2017         Holding Recon Date  18-Apr-2017

City / Country            / Canada  Vote Deadline Date  26-May-2017

SEDOL(s)                            Quick Code

                                                 Proposed       For/Against
Item  Proposal                                      by     Vote Management
----  ---------                                 ---------- ---- -----------
01    TO SET THE NUMBER OF DIRECTORS AT 6.      Management For      For

02    DIRECTOR                                  Management
         1      LUIS FERNANDO ALARCON                      For      For
         2      W. ELLIS ARMSTRONG                         For      For
         3      GABRIEL DE ALBA                            For      For
         4      RAYMOND BROMARK                            For      For
         5      RUSSELL FORD                               For      For
         6      CAMILO MARULANDA                           For      For

03    APPOINTMENT OF ERNST & YOUNG LLP AS       Management For      For
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

Date:	August 15, 2017